Net Income Per Common Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income Per Common Share [Abstract]
Net income	$ 38.6	$ 47.0	$ 17.8	$ 33.3	$ 51.3	$ 45.2	$ 40.2	$ 49.2	$ 136.7	$ 185.9	$ 205.5
Basic weighted-average common shares outstanding									44,876,650	46,774,277	48,932,908
Stock options									131,926	228,193	105,263
Stock awards									7,494	3,758	6,372
Diluted weighted-average common shares outstanding									45,016,070	47,006,228	49,044,543
Net income per basic common share	$ 0.87	$ 1.06	$ 0.40	$ 0.72	$ 1.11	$ 0.97	$ 0.85	$ 1.04	$ 3.05	$ 3.97	$ 4.20
Net income per diluted common share	$ 0.87	$ 1.05	$ 0.40	$ 0.72	$ 1.11	$ 0.97	$ 0.85	$ 1.03	$ 3.04	$ 3.95	$ 4.19
Antidilutive shares not included in net income per diluted common share calculation									1,974,242	1,150,075	1,967,483